Income Taxes - Net Operating Loss Carryover (Details)	Dec. 31, 2016 USD ($)
Federal
Net operating loss carryovers
Net operating loss carryovers	$ 24,543,368
California
Net operating loss carryovers
Net operating loss carryovers	$ 17,103,817